Advances to Suppliers (Tables)	6 Months Ended
Jun. 30, 2022
Advances to Suppliers
Schedule of advances to Suppliers

	June 30,	December 31,
	2022	2021
Advances to suppliers	$3,194,212	$3,459,374
Allowance for doubtful accounts	(39,128)	(38,746)
Advances to suppliers, net	$3,155,084	$3,420,628

Advances to Suppliers
Advances to Suppliers
Schedule of movement of allowance for doubtful accounts

	June 30,	December 31,
	2022	2021
Balance at beginning of period	$38,746	$179,095
Change of allowance for doubtful accounts	21,521	(144,549)
Write off	(18,565)	(5)
Translation adjustments	(2,574)	4,205
Balance at end of period	$39,128	$38,746